                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.    Name and address of issuer:
         Columbia Funds Series Trust II
         200 Ameriprise Financial
         Minneapolis, MN 55474

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series of classes):
         [ ]
         Columbia Retirement Plus 2010 Fund, Classes A, C, R, R3, R4, R5, z
         Columbia Retirement Plus 2015 Fund, Classes A, C, R, R3, R4, R5, z
         Columbia Retirement Plus 2020 Fund, Classes A, C, R, R3, R4, R5, z
         Columbia Retirement Plus 2025 Fund, Classes A, C, R, R3, R4, R5, z
         Columbia Retirement Plus 2030 Fund, Classes A, C, R, R3, R4, R5, z
         Columbia Retirement Plus 2035 Fund, Classes A, C, R, R3, R4, R5, z
         Columbia Retirement Plus 2040 Fund, Classes A, C, R, R3, R4, R5, z
         Columbia Retirement Plus 2045 Fund, Classes A, C, R, R3, R4, R5, z
         Columbia 120/20 Contrarian Equity Fund, Classes A, B, C, I, R5, Z
         Columbia Recovery and Infrastructure Fund, Classes A, B, C, I, R, R3,
         R4, R5, Z

3.    Investment Company Act File Number:
         811-21852

      Securities Act File Number:
         333-131683

4(a). Last day of fiscal year for which this Form is filed: April 30, 2011

4(b). Check box if this Form is being file late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
      (See Instruction A.2)
         [ ]
         Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form:
         [ ]

5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
                                                                                   $604,131,013.95

      (ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:
                                                                                   $221,701,297.15

      (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
             Commission:
                                                                                   $          0.00

      (iv)   Total available redemption credits [add Items 5(ii) and 5(iii)]:
                                                                                   $221,701,297.15

      (v)    Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item
             5(iv) from Item 5(i)]:
                                                                                   $382,429,716.80

      (vi)   Redemption credits available for use in future years if item 5(i)
             is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                                                 - $          0.00

      (vii)  Multiplier for determining registration fee (see Instruction C.9):
                                                                                         0.0001161

      (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0"
             if no fee is due):
                                                                                   $     44,400.09

6.    Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securites (number of shares or other units)
         deducted here:__. If there is a number of shares or other units that were registered pursuant to the rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
         __.

7.    Interest Due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                   $          0.00

8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:
                                                                                   $     44,400.09

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 7/27/2011

         Method of Delivery:
            [X] Wire Transfer
            [ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/Wade M. Voigt
                          -------------------------------------
                          Wade M. Voigt
                          Assistant Treasurer

Date 7/28/11

* Please print the name and the title of the signing officer below the signature.